Long-Term Investments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments (Details) [Line Items]
Purchase an additional shares (in Shares)	317,000		317,000
Aggregate amount (in Dollars)	$ 623,856	$ 618,150	$ 618,150
Common stock, shares percentage	28.85%	28.85%	28.85%
BioFirst Corporation [Member]
Long-Term Investments (Details) [Line Items]
Ownership percentage	21.77%	21.77%	21.77%